Refund liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Refund Liabilities [Abstract]
Disclosure of development of refund liabilities
Development of refund liabilities during the period is presented below:

	Year ended December 31
in € thousand	2025	2024
BALANCE AS AT JANUARY 1	26,141	39,941
Additions	4,649	4,013
Payments	—	(979)
Other releases	(1,117)	(18,922)
Revenue recognition	(9,985)	—
Interest expense capitalized	193	360
Exchange rate difference	(2,383)	1,728
BALANCE AS AT CLOSING DATE	17,498	26,141
Less non-current portion	(6,684)	(6,491)
CURRENT PORTION	10,814	19,650